Related Parties Disclosure - Schedule of Unconsolidated affiliates (Details)	Dec. 31, 2025	Sep. 11, 2025	Jun. 27, 2025
Wecan Group AG
Related Parties Disclosure
Ownership percentage	31.87%		31.87%
Quantix Edge Security, S.L.
Related Parties Disclosure
Ownership percentage	25.50%	25.50%